Long-Term Investments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of short and long term investments [Line Items]
Non-current held-to-maturity investments	R$ 780,312	R$ 733,043
Financial assets at fair value through profit or loss and held-to-maturity investments
Disclosure of short and long term investments [Line Items]
Short and long-term investments	780,312	733,043
TAP Bond
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 780,312	R$ 733,043
Weighted average rate p.a.	7.50%
Maturity	Sep-26